Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding, Beginning Balance		30,737
Weighted Average Exercise Price, Beginning Balance		$ 95.40
Number of Shares Outstanding, Granted		64,572	30,942
Weighted Average Exercise Price, Granted		$ 48.20	$ 95.40
Number of Shares Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares Outstanding, Canceled or forfeited		(8,358)	(205)
Weighted Average Exercise Price, Canceled or forfeited		$ 76.11	$ 95.40
Weighted Average Remaining Contractual Life (in Years), Outstanding		9 years 11 months 8 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	[1]	$ 1,691
Number of Shares Outstanding, Ending Balance		86,951	30,737
Weighted Average Exercise Price, Ending Balance		$ 62.16	$ 95.40
Weighted Average Remaining Contractual Life (in Years), Outstanding		9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 1	$ 1,691
Number of Shares Execisable, Ending Balance		11,166
Weighted Average Exercise Price Options Exercisable, Ending Balance		$ 85.48
Weighted Average Remaining Contractual Life (in Years), Exercisable		8 years 11 months 26 days
Aggregate Intrinsic Value, Exercisable, Ending Balance	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2022 and December 31, 2021.